Prepaid expenses and other assets	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Prepaid expenses and other assets

5.	Prepaid expenses and other assets

The Company had the following prepaid expenses at the end of each reporting period:

	March 31,	December 31,
	2025	2024
	$	$
Prepaid insurance	1,422	1,700
Prepaid research and development	535	516
Other	325	210
	2,282	2,426

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2025, and for the three months ended March 31, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)